Intellectual Property (Tables) (Intellectual Property [Member])	12 Months Ended
Oct. 31, 2012
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Periodic gross carrying amounts and related accumulated amortization
	10/31/2012	10/31/2011
Gross Carrying Amount	$15,256,688	$15,289,188
Accumulated Amortization	(5,298,466)	(4,589,742)
Net Carrying Amount	$9,958,222	$10,699,446

Estimated amortization expense	Estimated amortization expense is as follows
10/31/2013	$708,723
10/31/2014	$708,723
10/31/2015	$708,723
10/31/2016	$708,723
10/31/2017	$708,723